Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of earnings per share
	Three Months Ended March 31,
	2013			2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	(1,087,414)	11,180,739	$(0.10)	(1,438,755)	11,119,269	$(0.13)

	For the Year Ended			For the Year Ended
	December 31, 2012			December 31, 2011
	Net Loss	Shares	EPS	Net Loss	Shares	EPS
Basic & Diluted EPS	$(4,163,008)	11,136,484	$(0.37)	$(2,378,594)	10,957,676	$(0.22)